Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Carrying and Fair Values of financial Instruments
The table below includes the carrying value and fair value for our financial instruments for which it is practicable to estimate fair value:

	As of December 31, 2020		As of December 31, 2019
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Asset:
Real estate note investment	$8,205,862	$8,205,862	$1,793,771	$1,793,771

Financial Liability:
Berkadia Credit Facility	$35,995,000	$38,658,000	$35,995,000	$37,410,000
JP Morgan Credit Facility	$35,500,000	$35,500,000	$—	$—
Series 2019 Preferred Stock	$32,932,909	$32,932,909	$1,198,000	$1,198,000